Provisions - Movement (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Movements in provisions
Opening balance	£ 7,795	£ 11,063	£ 12,939
Reassessment of provisions	175	(3,268)	(1,876)
Closing balance	7,970	7,795	11,063
Current provisions	7,970	7,795	11,063
Other provision
Movements in provisions
Opening balance	460	955	876
Reassessment of provisions	47	(495)	79
Closing balance	507	460	955
Current provisions	£ 507
Other provision | Minimum
Movements in provisions
Remaining term on leased properties	2 years
Other provision | Maximum
Movements in provisions
Remaining term on leased properties	9 years
Tax
Movements in provisions
Opening balance	£ 7,335	10,108	12,063
Reassessment of provisions	128	(2,773)	(1,955)
Closing balance	7,463	£ 7,335	£ 10,108
Current provisions	£ 7,463